Management Incentive Plans - Total Unrecognized Stock Based Compensation Expense Expected To Be Recognized Over Future Years (Detail)	Dec. 30, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2015	$ 818,000
2016	777,000
2017	717,000
2018	659,000
2019	327,000
Unrecognized stock-based compensation expense, non-vested	$ 3,298,000